Average Annual Total Returns - Class R - BLACKROCK HIGH EQUITY INCOME FUND	Sep. 28, 2020
Russell 1000® Value Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	26.54%
5 Years	8.29%
10 Years	11.80%
Investor A Shares
Average Annual Return:
1 Year	15.28%
5 Years	5.76%
10 Years	9.89%
Investor A Shares | After Taxes on Distributions
Average Annual Return:
1 Year	13.65%
5 Years	1.72%
10 Years	6.43%
Investor A Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	9.49%
5 Years	3.48%
10 Years	7.10%